Financial instruments - Schedule of Financial Assets and Liabilities at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 387,410	$ 387,377
Financial liabilities	4,951,893	3,118,224
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,951,891	3,118,224
Financial liabilities at amortised cost, category | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	368,145	1,032,579
Financial liabilities at amortised cost, category | Liabilities to credit institutions - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,026,665	1,327,102
Financial liabilities at amortised cost, category | Accrued expenses and accrued expenses - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	720,759	352,854
Financial liabilities at amortised cost, category | Other non-current liabilities - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	64,990	91,056
Financial liabilities at amortised cost, category | Liabilities related to repurchase commitments - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	93,361	38,996
Financial liabilities at amortised cost, category | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,415	35,717
Financial liabilities at amortised cost, category | Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	119,664	86,347
Financial liabilities at amortised cost, category | Other non-current liabilities - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,467,696	74,969
Financial liabilities at amortised cost, category | Other current and other current liabilities, related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,939	55,911
Financial liabilities at amortised cost, category | Current and noncurrent refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	53,257	22,693
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,155,674	1,361,253
Financial assets at amortised cost, category | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	187,742	320,657
Financial assets at amortised cost, category | Cash and cash equivalents - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	768,264	973,877
Financial assets at amortised cost, category | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	152,605	49,060
Financial assets at amortised cost, category | Other current receivables and other current receivables - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	35,496	10,840
Financial assets at amortised cost, category | Other non-current receivables - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,733	6,819
Financial assets at amortised cost, category | Restricted cash - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,834	$ 0